Note 15 - Financial Instruments with Off-balance Sheet Risk (Details) - Minimum Rental Commitments $ in Thousands	Dec. 31, 2015 USD ($)
Minimum Rental Commitments [Abstract]
2016	$ 96
2017	71
2018	69
2019	74
2020	72
Thereafter	60
$ 442